Taxation - Schedule of Rollforward of Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Rollforward of Valuation Allowance [Abstract]
Beginning balance	$ 18,556
Allowance made during the year	30,319
Effect of exchange rate differences	(512)
Ending balance	$ 48,363